Statements of Consolidated Membership Interests - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	$ (1,482)
Net income (loss)	(299)	$ (354)	$ (102)
Net Effects Of Investment In Long Term Debt Of Affiliates	635
Cash distributions to EFH Corp.	0	0	680
Distribution to EFH Corp. of debt held as investment	0	0	5,778
Income tax on interest received on holdings of affiliate debt	0	0	88
Balance at end of period	(2,327)	(1,482)
Interest received on holdings of affiliate debt	0	0	(252)
Balance at beginning of period	(2,203)
Recognition in interest income of mark-to-market valuations of investments in affiliate debt upon distribution to EFH Corp.	0	0	(185)
Balance at end of period	(2,418)	(2,203)
Capital Accounts [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	(1,482)	(1,148)	5,049
Net income (loss)	(299)	(354)	(102)
Net Effects Of Investment In Long Term Debt Of Affiliates	(635)	0	0
Cash distributions to EFH Corp.	0	0	(680)
Distribution to EFH Corp. of debt held as investment	0	0	(5,778)
Income tax on interest received on holdings of affiliate debt	0	0	(88)
Effect of debt push-down from EFH Corp.	85	21	438
Income tax adjustment related to AMT utilization	3	0	0
Adjustments to Additional Paid in Capital, Other	1	(1)	13
Balance at end of period	(2,327)	(1,482)	(1,148)
Balance at beginning of period	(635)	(635)	(5,388)
Reclassification of investments in debt securities of affiliates	635	0	0
EFH Corp. debt distributed to EFH Corp. ($5.125 billion principal amount)	0	0	4,524
Net affiliate debt received in debt exchanges ($31 million principal amount)	0	0	(23)
Interest received on holdings of affiliate debt			252
Balance at end of period	0	(635)	(635)
Balance at beginning of period	(2,203)	(1,822)
Balance at end of period	(2,418)	(2,203)	(1,822)
AOCI Attributable to Parent [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance at beginning of period	(86)	(39)	160
Recognition in interest income of mark-to-market valuations of investments in affiliate debt upon distribution to EFH Corp.	0	0	(185)
Unrecognized gains (losses) related to pension and other retirement benefit plans assumed by Oncor	(6)	(49)	(16)
Net effects related to Oncor	1	2	2
Balance at end of period	$ (91)	$ (86)	$ (39)